Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	20,715
Total Transaction Valuation	150,000,000
Total Offset Amount	0
Net Fee	$ 20,715